Shareholder Report, Holdings (Details)	Oct. 31, 2024
BBH Select Series - Mid Cap Fund - Class I Shares [Member] | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
BBH Select Series - Mid Cap Fund - Class I Shares [Member] | Watsco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BBH Select Series - Mid Cap Fund - Class I Shares [Member] | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BBH Select Series - Mid Cap Fund - Class I Shares [Member] | GXO Logistics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BBH Select Series - Mid Cap Fund - Class I Shares [Member] | CBRE Group, Inc. (Class A) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BBH Select Series - Mid Cap Fund - Class I Shares [Member] | Brown & Brown, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BBH Select Series - Mid Cap Fund - Class I Shares [Member] | Globant S.A. (Luxembourg) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BBH Select Series - Mid Cap Fund - Class I Shares [Member] | AptarGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BBH Select Series - Mid Cap Fund - Class I Shares [Member] | Shift4 Payments, Inc. (Class A) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BBH Select Series - Mid Cap Fund - Class I Shares [Member] | Zebra Technologies Corp. (Class A) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BBH Select Series - Mid Cap Fund - Class I Shares [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
BBH Select Series - Mid Cap Fund - Class I Shares [Member] | Consumer Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
BBH Select Series - Mid Cap Fund - Class I Shares [Member] | Consumer Non-Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
BBH Select Series - Mid Cap Fund - Class I Shares [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
BBH Select Series - Mid Cap Fund - Class I Shares [Member] | Industrials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
BBH Select Series - Mid Cap Fund - Class I Shares [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
BBH Partner Fund - International Equity - Class I Shares [Member] | London Stock Exchange Group, Plc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BBH Partner Fund - International Equity - Class I Shares [Member] | CRH, Plc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BBH Partner Fund - International Equity - Class I Shares [Member] | Brookfield Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BBH Partner Fund - International Equity - Class I Shares [Member] | Taiwan Semiconductor Manufacturing Co., Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BBH Partner Fund - International Equity - Class I Shares [Member] | BAE Systems, Plc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BBH Partner Fund - International Equity - Class I Shares [Member] | Obic Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BBH Partner Fund - International Equity - Class I Shares [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BBH Partner Fund - International Equity - Class I Shares [Member] | Safran S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BBH Partner Fund - International Equity - Class I Shares [Member] | Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio, Institutional Share Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BBH Partner Fund - International Equity - Class I Shares [Member] | Thales S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BBH Partner Fund - International Equity - Class I Shares [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
BBH Partner Fund - International Equity - Class I Shares [Member] | Consumer Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
BBH Partner Fund - International Equity - Class I Shares [Member] | Consumer Non-Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
BBH Partner Fund - International Equity - Class I Shares [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
BBH Partner Fund - International Equity - Class I Shares [Member] | Industrials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
BBH Partner Fund - International Equity - Class I Shares [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
BBH Partner Fund - International Equity - Class I Shares [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
BBH Partner Fund - International Equity - Class I Shares [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
BBH Partner Fund - International Equity - Class I Shares [Member] | Registered Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
BBH Partner Fund - International Equity - Class I Shares [Member] | Preferred Stocks | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
BBH Partner Fund - International Equity - Class I Shares [Member] | Warrants | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
BBH Partner Fund - International Equity - Class I Shares [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.50%
BBH Partner Fund - International Equity - Class I Shares [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.00%
BBH Partner Fund - International Equity - Class I Shares [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	11.10%
BBH Partner Fund - International Equity - Class I Shares [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.80%
BBH Partner Fund - International Equity - Class I Shares [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.10%
BBH Partner Fund - International Equity - Class I Shares [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	8.00%
BBH Partner Fund - International Equity - Class I Shares [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.20%
BBH Partner Fund - International Equity - Class I Shares [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.90%
BBH Partner Fund - International Equity - Class I Shares [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.90%
BBH Partner Fund - International Equity - Class I Shares [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.20%
BBH Partner Fund - International Equity - Class I Shares [Member] | Others [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
BBH Limited Duration Fund - Class I Shares [Member] | Federal Home Loan Bank Discount Notes, 0.000%, 11/1/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BBH Limited Duration Fund - Class I Shares [Member] | New York Life Global Funding, 1.450%, 1/14/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
BBH Limited Duration Fund - Class I Shares [Member] | Whirlpool Corp., 0.000%, 9/23/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BBH Limited Duration Fund - Class I Shares [Member] | Edison International, 5.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BBH Limited Duration Fund - Class I Shares [Member] | Sutter Health, 1.321%, 8/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BBH Limited Duration Fund - Class I Shares [Member] | Republic Finance Issuance Trust 2021-A, 2.300%, 12/22/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BBH Limited Duration Fund - Class I Shares [Member] | Oportun Issuance Trust 2021-C, 2.180%, 10/8/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BBH Limited Duration Fund - Class I Shares [Member] | UBS Group AG, 5.711%, 1/12/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BBH Limited Duration Fund - Class I Shares [Member] | Santander Holdings USA, Inc., 4.500%, 7/17/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BBH Limited Duration Fund - Class I Shares [Member] | NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BBH Limited Duration Fund - Class I Shares [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
BBH Limited Duration Fund - Class I Shares [Member] | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
BBH Limited Duration Fund - Class I Shares [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
BBH Limited Duration Fund - Class I Shares [Member] | Loan Participations and Assignments [Member] [Standard Label]
Holdings [Line Items]
Percent of Total Investments	8.30%
BBH Limited Duration Fund - Class I Shares [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
BBH Limited Duration Fund - Class I Shares [Member] | Residential Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
BBH Limited Duration Fund - Class I Shares [Member] | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
BBH Limited Duration Fund - Class I Shares [Member] | USTreasury Bills Member
Holdings [Line Items]
Percent of Total Investments	20.40%
BBH Limited Duration Fund - Class I Shares [Member] | USTreasury Bonds And Notes Member
Holdings [Line Items]
Percent of Total Investments	0.20%
BBH Limited Duration Fund - Class N Shares [Member] | Federal Home Loan Bank Discount Notes, 0.000%, 11/1/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BBH Limited Duration Fund - Class N Shares [Member] | New York Life Global Funding, 1.450%, 1/14/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
BBH Limited Duration Fund - Class N Shares [Member] | Whirlpool Corp., 0.000%, 9/23/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BBH Limited Duration Fund - Class N Shares [Member] | Edison International, 5.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BBH Limited Duration Fund - Class N Shares [Member] | Sutter Health, 1.321%, 8/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BBH Limited Duration Fund - Class N Shares [Member] | Republic Finance Issuance Trust 2021-A, 2.300%, 12/22/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BBH Limited Duration Fund - Class N Shares [Member] | Oportun Issuance Trust 2021-C, 2.180%, 10/8/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BBH Limited Duration Fund - Class N Shares [Member] | UBS Group AG, 5.711%, 1/12/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BBH Limited Duration Fund - Class N Shares [Member] | Santander Holdings USA, Inc., 4.500%, 7/17/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BBH Limited Duration Fund - Class N Shares [Member] | NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BBH Limited Duration Fund - Class N Shares [Member] | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
BBH Limited Duration Fund - Class N Shares [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
BBH Limited Duration Fund - Class N Shares [Member] | Loan Participations and Assignments [Member] [Standard Label]
Holdings [Line Items]
Percent of Total Investments	8.30%
BBH Limited Duration Fund - Class N Shares [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
BBH Limited Duration Fund - Class N Shares [Member] | Residential Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
BBH Limited Duration Fund - Class N Shares [Member] | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
BBH Limited Duration Fund - Class N Shares [Member] | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
BBH Limited Duration Fund - Class N Shares [Member] | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
BBH Limited Duration Fund - Class N Shares [Member] | U.S. Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
BBH Income Fund - CLASS I SHARES [Member] | Whirlpool Corp., 0.000%, 9/23/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BBH Income Fund - CLASS I SHARES [Member] | U.S. Treasury Bond, 3.875%, 2/15/2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
BBH Income Fund - CLASS I SHARES [Member] | U.S. Treasury Note, 4.000%, 2/15/2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BBH Income Fund - CLASS I SHARES [Member] | U.S. Treasury Bond, 3.500%, 2/15/2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BBH Income Fund - CLASS I SHARES [Member] | U.S. Treasury Bond, 3.625%, 2/15/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BBH Income Fund - CLASS I SHARES [Member] | U.S. Treasury Bond, 1.375%, 8/15/2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BBH Income Fund - CLASS I SHARES [Member] | Enstar Finance LLC, 5.750%, 9/1/2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BBH Income Fund - CLASS I SHARES [Member] | Connect Finco S.a.r.l., 9.185%, 9/27/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BBH Income Fund - CLASS I SHARES [Member] | PFS Financing Corp. 2024-F, 4.750%, 8/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BBH Income Fund - CLASS I SHARES [Member] | Rockpoint Gas Storage Partners LP Term B, 8.363%, 9/12/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BBH Income Fund - CLASS I SHARES [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
BBH Income Fund - CLASS I SHARES [Member] | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
BBH Income Fund - CLASS I SHARES [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%
BBH Income Fund - CLASS I SHARES [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
BBH Income Fund - CLASS I SHARES [Member] | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
BBH Income Fund - CLASS I SHARES [Member] | U.S. Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
BBH Income Fund - CLASS I SHARES [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
BBH Income Fund - CLASS I SHARES [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
BBH Income Fund - CLASS I SHARES [Member] | Residential Mortgage Backed Security Member
Holdings [Line Items]
Percent of Total Investments	0.00%
BBH Select Series - Large Cap Fund - Class I Shares [Member] | Alphabet, Inc. (Class C) [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
BBH Select Series - Large Cap Fund - Class I Shares [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BBH Select Series - Large Cap Fund - Class I Shares [Member] | Berkshire Hathaway, Inc. (Class A) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
BBH Select Series - Large Cap Fund - Class I Shares [Member] | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
BBH Select Series - Large Cap Fund - Class I Shares [Member] | Mastercard, Inc. (Class A) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
BBH Select Series - Large Cap Fund - Class I Shares [Member] | Linde, Plc. (Ireland) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BBH Select Series - Large Cap Fund - Class I Shares [Member] | KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BBH Select Series - Large Cap Fund - Class I Shares [Member] | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BBH Select Series - Large Cap Fund - Class I Shares [Member] | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BBH Select Series - Large Cap Fund - Class I Shares [Member] | Waste Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BBH Select Series - Large Cap Fund - Class I Shares [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
BBH Select Series - Large Cap Fund - Class I Shares [Member] | Consumer Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
BBH Select Series - Large Cap Fund - Class I Shares [Member] | Consumer Non-Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
BBH Select Series - Large Cap Fund - Class I Shares [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
BBH Select Series - Large Cap Fund - Class I Shares [Member] | Industrials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
BBH Select Series - Large Cap Fund - Class I Shares [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
BBH Select Series - Large Cap Fund - Class I Shares [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
BBH Intermediate Municipal Bond Fund - Class I Shares [Member] | University of Wisconsin Hospitals & Clinics, Revenue Bonds, 3.950%, 11/1/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BBH Intermediate Municipal Bond Fund - Class I Shares [Member] | Philadelphia Authority for Industrial Development, Revenue Bonds, 3.950%, 11/1/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BBH Intermediate Municipal Bond Fund - Class I Shares [Member] | New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 4.000%, 11/1/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BBH Intermediate Municipal Bond Fund - Class I Shares [Member] | Central Plains Energy Project, Revenue Bonds, 5.000%, 5/1/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BBH Intermediate Municipal Bond Fund - Class I Shares [Member] | Texas A&M University, 3.000%, 2/6/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BBH Intermediate Municipal Bond Fund - Class I Shares [Member] | Modesto Irrigation District, Revenue Bonds, NPFG, 4.166%, 9/1/2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BBH Intermediate Municipal Bond Fund - Class I Shares [Member] | Freddie Mac Multifamily Certificates, Revenue Bonds, 4.155%, 5/25/2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BBH Intermediate Municipal Bond Fund - Class I Shares [Member] | Salt Verde Financial Corp., Revenue Bonds, 5.000%, 12/1/2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BBH Intermediate Municipal Bond Fund - Class I Shares [Member] | Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds, 4.349%, 9/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BBH Intermediate Municipal Bond Fund - Class I Shares [Member] | Kentucky Public Energy Authority, Revenue Bonds, 4.429%, 8/1/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BBH Intermediate Municipal Bond Fund - Class I Shares [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
BBH Intermediate Municipal Bond Fund - Class I Shares [Member] | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
BBH Intermediate Municipal Bond Fund - Class I Shares [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	93.20%
BBH Intermediate Municipal Bond Fund - Class I Shares [Member] | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
BBH Intermediate Municipal Bond Fund - Class I Shares [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
BBH Intermediate Municipal Bond Fund - Class I Shares [Member] | Short-term Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
BBH Intermediate Municipal Bond Fund - Class N Shares [Member] | University of Wisconsin Hospitals & Clinics, Revenue Bonds, 3.950%, 11/1/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BBH Intermediate Municipal Bond Fund - Class N Shares [Member] | Philadelphia Authority for Industrial Development, Revenue Bonds, 3.950%, 11/1/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BBH Intermediate Municipal Bond Fund - Class N Shares [Member] | New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 4.000%, 11/1/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BBH Intermediate Municipal Bond Fund - Class N Shares [Member] | Central Plains Energy Project, Revenue Bonds, 5.000%, 5/1/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BBH Intermediate Municipal Bond Fund - Class N Shares [Member] | Texas A&M University, 3.000%, 2/6/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BBH Intermediate Municipal Bond Fund - Class N Shares [Member] | Modesto Irrigation District, Revenue Bonds, NPFG, 4.166%, 9/1/2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BBH Intermediate Municipal Bond Fund - Class N Shares [Member] | Freddie Mac Multifamily Certificates, Revenue Bonds, 4.155%, 5/25/2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BBH Intermediate Municipal Bond Fund - Class N Shares [Member] | Salt Verde Financial Corp., Revenue Bonds, 5.000%, 12/1/2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BBH Intermediate Municipal Bond Fund - Class N Shares [Member] | Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds, 4.349%, 9/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BBH Intermediate Municipal Bond Fund - Class N Shares [Member] | Kentucky Public Energy Authority, Revenue Bonds, 4.429%, 8/1/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BBH Intermediate Municipal Bond Fund - Class N Shares [Member] | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
BBH Intermediate Municipal Bond Fund - Class N Shares [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	93.20%
BBH Intermediate Municipal Bond Fund - Class N Shares [Member] | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
BBH Intermediate Municipal Bond Fund - Class N Shares [Member] | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
BBH Intermediate Municipal Bond Fund - Class N Shares [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
BBH Intermediate Municipal Bond Fund - Class N Shares [Member] | Short-term Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
BBH U.S. Government Money Market Fund - Institutional Shares [Member] | U.S. Treasury Bill, 4.682%, 11/26/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BBH U.S. Government Money Market Fund - Institutional Shares [Member] | U.S. Treasury Bill, 5.059%, 11/12/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BBH U.S. Government Money Market Fund - Institutional Shares [Member] | Societe Generale, 4.800%, 11/1/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
BBH U.S. Government Money Market Fund - Institutional Shares [Member] | National Australia Bank Ltd., 4.800%, 11/1/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
BBH U.S. Government Money Market Fund - Institutional Shares [Member] | Royal Bank of Canada, 4.750%, 11/1/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
BBH U.S. Government Money Market Fund - Institutional Shares [Member] | BNP Paribas, 4.770%, 11/1/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
BBH U.S. Government Money Market Fund - Institutional Shares [Member] | U.S. Treasury Bill, 4.623%, 11/19/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BBH U.S. Government Money Market Fund - Institutional Shares [Member] | U.S. Treasury Bill, 4.938%, 12/12/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BBH U.S. Government Money Market Fund - Institutional Shares [Member] | Federal Home Loan Bank Discount Notes, 4.601%, 11/1/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BBH U.S. Government Money Market Fund - Institutional Shares [Member] | U.S. Treasury Bill, 5.183%, 11/7/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BBH U.S. Government Money Market Fund - Institutional Shares [Member] | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
BBH U.S. Government Money Market Fund - Institutional Shares [Member] | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	76.10%
BBH U.S. Government Money Market Fund - Institutional Shares [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%

[1]	Repurchase Agreement